UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 AVENUE OF THE AMERICAS, 26TH FLOOR
                               NEW YORK, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 JON M. BURNHAM
                     1325 AVENUE OF THE AMERICAS, 26TH FLOOR
                               NEW YORK, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863
                                                            ------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                  Date of reporting period: SEPTEMBER 30, 2005
                                            ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Burnham Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 96.63%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY 9.17%

AUTO MANUFACTURERS 1.20%
   Toyota Motor Corp., - Sponsored ADR                   15,000     $  1,385,550
                                                                    ------------
BROADCASTING & CABLE TV 1.01%
 o Comcast Corp., Class A                                40,000        1,175,200
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES 3.59%
   Carnival Corp.                                        40,000        1,999,200
   Royal Caribbean Cruises Ltd.                          50,000        2,160,000
                                                                    ------------
                                                                       4,159,200
                                                                    ------------
INTERNET RETAIL 1.06%
 o eBay Inc.                                             30,000        1,236,000
                                                                    ------------
RESTAURANTS 2.31%
   McDonald's Corp.                                      80,000        2,679,200
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY
 (COST: $9,672,454)                                                   10,635,150
                                                                    ------------
CONSUMER STAPLES 14.39%

DISTELLERS & VINTNERS 1.54%
   Brown-Forman Corp., Class B                           30,000        1,786,200
                                                                    ------------
FOOD RETAIL 2.90%
   Whole Foods Market, Inc.(3)                           25,000        3,361,250
                                                                    ------------
PACKAGED FOODS & MEATS 1.09%
 o Hain Celestial Group Inc.(3)                          65,000        1,261,000
                                                                    ------------
PERSONAL PRODUCTS 2.01%
   The Gillette Co.                                      40,000        2,328,000
                                                                    ------------
SOFT DRINKS 3.67%
   PepsiCo, Inc.                                         75,000        4,253,250
                                                                    ------------
TOBACCO 3.18%
   Altria Group, Inc.                                    50,000        3,685,500
                                                                    ------------
TOTAL CONSUMER STAPLES
 (COST: $13,966,586)                                                  16,675,200
                                                                    ------------

ENERGY 26.01%

INTEGRATED OIL & GAS 9.57%
   BP p.l.c. - Sponsored ADR                             40,000        2,834,000
   Exxon Mobil Corp.                                    130,000        8,260,200
                                                                    ------------
                                                                      11,094,200
                                                                    ------------
OIL & GAS - EXPLORATION & PRODUCTION 7.15%
   Chesapeake Energy Corp.                               80,000        3,060,000
   Devon Energy Corp.                                    40,000        2,745,600
   ENSCO International Inc.                              20,000          931,800
 o McMoRan Exploration Co.(a)                            80,000        1,555,200
                                                                    ------------
                                                                       8,292,600
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES 2.20%
 o Dresser-Rand Group Inc.                               50,000     $  1,231,500
 o National-Oilwell Varco Inc.                           20,000        1,316,000
                                                                    ------------
                                                                       2,547,500
                                                                    ------------
OIL & GAS REFINING/MARKETING & TRANSPORATATION 7.09%
 o Kinder Morgan Management LLC                          64,806        3,211,806
   The Williams Companies, Inc.                         200,000        5,010,000
                                                                    ------------
                                                                       8,221,806
                                                                    ------------
TOTAL ENERGY (COST: $14,954,058)                                      30,156,106
                                                                    ------------

FINANCIAL SERVICES 16.96%

BANKS - REGIONAL 1.10%
   North Fork Bancorp., Inc.                             50,000        1,275,000
                                                                    ------------
CONSUMER FINANCE 4.96%
   American Express Co.                                 100,000        5,744,000
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 4.89%
   Citigroup Inc.                                        50,000        2,276,000
   JPMorgan Chase & Co.(3)                              100,000        3,393,000
                                                                    ------------
                                                                       5,669,000
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 1.75%
   Archstone-Smith Trust                                 40,000        1,594,800
   Fieldstone Investment Corp.                           37,500          437,250
                                                                    ------------
                                                                       2,032,050
                                                                    ------------
SAVINGS AND LOAN COMPANIES - REGIONAL 4.26%
   Hudson City Bancorp, Inc.                            100,000        1,190,000
   Sovereign Bancorp, Inc.                              170,000        3,746,800
                                                                    ------------
                                                                       4,936,800
                                                                    ------------
TOTAL FINANCIAL SERVICES
 (COST: $13,794,031)                                                  19,656,850
                                                                    ------------

HEALTHCARE 7.60%

BIOTECHNOLOGY 1.37%
 o Amgen Inc.                                            20,000        1,593,400
                                                                    ------------
MANAGED HEALTH CARE 1.94%
   UnitedHealth Group Inc.                               40,000        2,248,000
                                                                    ------------
PHARMACEUTICALS 4.29%
   Johnson & Johnson                                     30,000        1,898,400
   Novo Nordisk A/S - Sponsored ADR(a)                   20,000          991,600
   Sanofi-Aventis - Sponsored ADR                        50,000        2,077,500
                                                                    ------------
                                                                       4,967,500
                                                                    ------------
TOTAL HEALTHCARE (COST: $7,273,235)                                    8,808,900
                                                                    ------------


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 1

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS CONTINUED

INDUSTRIALS 3.95%

INDUSTRIAL CONGLOMERATES 2.90%
   General Electric Co.                                 100,000    $  3,367,000
                                                                   ------------
RAILROADS 1.05%
   Norfolk Southern Corp.                                30,000       1,216,800
                                                                   ------------
TOTAL INDUSTRIALS
 (COST: $4,060,252)                                                   4,583,800
                                                                   ------------

INFORMATION TECHNOLOGY 12.41%

COMMUNICATIONS EQUIPMENT 0.77%
 o Cisco Systems, Inc.                                   50,000         896,500
                                                                   ------------
COMPUTER HARDWARE 5.63%
 o Apple Computer, Inc.(3)                               30,000       1,608,300
 o Dell Inc.                                             50,000       1,710,000
   International Business Machines Corp.                 40,000       3,208,800
                                                                   ------------
                                                                      6,527,100
                                                                   ------------
INTERNET SOFTWARE & SERVICES 3.28%
 o Google Inc., Class A(a)                               12,000       3,797,520
                                                                   ------------
SEMICONDUCTORS 1.06%
   Intel Corp.                                           50,000       1,232,500
                                                                   ------------
SYSTEMS SOFTWARE 1.67%
 Microsoft Corp.                                         75,000       1,929,750
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY
 (COST: $12,279,436)                                                 14,383,370
                                                                   ------------

MATERIALS 1.05

DIVERSIFIED METALS & MINING 1.05%
   Freeport-McMoRan
       Copper & Gold, Inc.                               25,000       1,214,750
                                                                   ------------
TOTAL MATERIALS (COST: $1,177,105)                                    1,214,750
                                                                   ------------
UTILITIES 5.09%

GAS UTILITIES 1.52%
 o Southern Union Co.                                    68,250       1,758,802
                                                                   ------------
INDIVIDUAL POWER PRODUCERS
& ENERGY TRADERS 2.80%
 o AES Corp.                                            120,000       1,971,600
 o NRG Energy, Inc.                                      30,000       1,278,000
                                                                   ------------
                                                                      3,249,600
                                                                   ------------
MULTI-UTILITIES 0.77%
   MDU Resources Group, Inc.                             25,000         891,250
                                                                   ------------
TOTAL UTILITIES (COST: $4,642,162)                                    5,899,652
                                                                   ------------
TOTAL COMMON STOCKS
 (COST: $81,819,319)                                                112,013,778
                                                                   ------------

                                                      FACE
                                                      VALUE            VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS(b) 9.70%

CERTIFICATE OF DEPOSIT 0.02%
   Hudson City Savings Bank
   2.96%, 1/22/06                                  $     20,000    $     20,000
                                                                   ------------
TOTAL CERTIFICATE OF DEPOSIT
 (COST: $20,000)                                                         20,000
                                                                   ------------

DISCOUNTED COMMERCIAL PAPER 4.43%
   American Expess Credit Corp.
   3.70%, 10/04/05                                    5,143,000       5,141,414
                                                                   ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $5,141,414)                                                   5,141,414
                                                                   ------------
INVESTMENT TRUST 5.25%
   Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust(c), 3.76%                         6,081,900       6,081,900
                                                                   ------------
TOTAL INVESTMENT TRUST (COST: $6,081,900)                             6,081,900
                                                                   ------------
TIME DEPOSIT 0.00%
   Brown Brothers Harriman & Co.
   3.31%, 10/03/05                                        2,398           2,398
                                                                   ------------
TOTAL TIME DEPOSIT (COST: $2,398)                                         2,398
                                                                   ------------
TOTAL SHORT-TERM INSTRUMENTS
 (cost: $11,245,712)                                                 11,245,712
                                                                   ------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 106.33%
(COST $93,065,031)                                                 $123,259,490

CALL OPTIONS WRITTEN (0.18)%
(PREMIUMS RECEIVED $110,745)                                           (209,000)

LIABILITIES, LESS CASH AND OTHER ASSETS (6.15)%                      (7,130,367)
                                                                   ------------
NET ASSETS 100.00%                                                 $115,920,123
                                                                   ============
--------------------------------------------------------------------------------


2 BURNHAM FUND                                   SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                     CONTRACTS         VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN (0.18)%

   Apple Computer, Inc. Call
     @ 50.00 due Jan 06                                   100      $    (70,000)
                                                                   ------------
   Hain Celestial Group Inc. Call
     @ 20.00 due Feb 06                                   150           (13,500)
                                                                   ------------
   JPMorgan Chase & Co. Call
     @ 37.50 due Jan 06                                   100            (2,500)
                                                                   ------------
   Whole Foods Market, Inc. Call
     @ 130.00 due Jan 06                                  100          (123,000)
                                                                   ------------
TOTAL CALL OPTIONS WRITTEN
 (Premiums received: $110,745)                                     $   (209,000)
                                                                   ============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2005, BASED ON SECURITIES OWNED WAS $93,065,031. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $31,061,377 AND $(866,918), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)   ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b) THE 9.70% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITY LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 4.45%.

(c) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITORY RECEIPT


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 3

Burnham  FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                       SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 97.65%
(PERCENTAGE OF NET ASSETS)

BANKS 33.39%

BANKS - REGIONAL 29.08%

   Alliance Financial Corp.(a)                           51,000     $  1,551,420
   Bancorp Rhode Island, Inc.(a)                         85,250        3,126,117
 o BankFinancial Corp.                                   62,950          893,890
 o Bridge Street Financial, Inc.(a)                      99,000        1,767,150
 o Centennial Financial Corp.(a),(b),(4)                750,000        7,875,000
 o Connecticut Bank & Trust Co.(a)                      129,700        1,277,545
   F.N.B. Corp.                                          34,000          587,520
   First Community Bancorp                               27,500        1,315,325
   Interchange Financial Services Corp.                  83,500        1,441,210
   North Fork Bancorp., Inc.(3)                         300,000        7,650,000
   Preferred Bank                                        40,700        1,635,733
 o SNB Bancshares, Inc.(a)                              417,000        4,691,250
 o State National Bancshares, Inc.                       50,000        1,300,000
   Sterling Bancorp                                      78,000        1,755,780
   Sterling Bancshares, Inc.                             94,700        1,393,037
   U.S.B. Holding Co., Inc.(a)                          264,004        6,019,297
                                                                    ------------
                                                                      44,280,274
                                                                    ------------
DIVERSIFIED BANKS 4.31%

 Bank of America Corp.(3)                               100,000        4,210,000
 Comerica Inc.(3)                                        40,000        2,356,000
                                                                    ------------
                                                                       6,566,000
                                                                    ------------
TOTAL BANKS (COST: $46,567,010)                                       50,846,274
                                                                    ------------

DIVERSIFIED FINANCIALS 21.04%

INVESTMENT BANKING & BROKERAGE 3.87%
   Merrill Lynch & Co., Inc.(3)                          30,000        1,840,500
   Morgan Stanley(3)                                     75,000        4,045,500
                                                                    ------------
                                                                       5,886,000
                                                                    ------------
INVESTMENT MANAGEMENT 1.07%
   Ares Capital Corp.                                   100,000        1,628,000
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 8.50%
   Citigroup Inc.(3)                                    150,200        6,837,104
   JPMorgan Chase & Co.(3)                              180,000        6,107,400
                                                                    ------------
                                                                      12,944,504
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 6.94%
   Deerfield Triarc Capital Corp.                       140,000        1,940,400
   Fieldstone Investment Corp.                          210,700        2,456,762
   KKR Financial Corp.                                  150,000        3,336,000
   MortgageIT Holdings Inc.                             200,000        2,844,000
                                                                    ------------
                                                                      10,577,162
                                                                    ------------
SPECIALIZED FINANCE 0.50%
   Technology Investment Capital Corp.                   47,830          755,236
                                                                    ------------
UNREGISTERED INVESTMENT COMPANY 0.16%

o Peregrine Holdings Ltd.(a),(b),(4),(5)               250,000          247,975
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS
 (COST: $33,856,126)                                                  32,038,877
                                                                    ------------

                                                     NUMBER OF
                                                       SHARES           VALUE
--------------------------------------------------------------------------------

INSURANCE 0.67%

PROPERTY & CASUALTY INSURANCE 0.67%
   Republic Companies Group, Inc.                        81,150     $  1,027,359
                                                                    ------------
TOTAL INSURANCE (COST: $1,136,645)                                     1,027,359
                                                                    ------------

SAVINGS & LOAN COMPANIES 42.55%

SAVINGS & LOAN COMPANIES - REGIONAL 42.55%
   Astoria Financial Corp.                              105,000        2,774,100
   BankUnited Financial Corp. Class A                    21,250          485,988
   Berkshire Hills Bancorp, Inc.                         34,300        1,166,200
   Central Bancorp, Inc.(a),(5)                         113,100        3,115,905
   Charter Financial Corp.(a)                           108,878        3,711,651
   Citizens South Banking Corp., Inc.(a)                257,050        3,251,683
   Commercial Capital Bancorp, Inc.                     166,300        2,827,100
   Dime Community Bancshares, Inc.                      444,650        6,545,248
   First Niagara Financial Group, Inc.                   30,000          433,200
   Flagstar Bancorp, Inc.                                40,000          644,000
   Hudson City Bancorp, Inc.(3)                         700,000        8,330,000
   Northwest Bancorp, Inc.                              137,476        2,921,365
   People's Bank                                        300,000        8,694,000
   Sound Federal Bancorp, Inc.                          100,000        1,671,000
   Sovereign Bancorp, Inc.(3)                           500,000       11,020,000
   Synergy Financial Group, Inc.(a)                      80,329          989,653
   Washington Mutual, Inc.(3)                            50,000        1,961,000
   Webster Financial Corp.                               61,900        2,783,024
   Willow Grove Bancorp, Inc.                            93,800        1,468,908
                                                                    ------------
TOTAL SAVINGS & LOAN COMPANIES
 (COST: $59,885,270)                                                  64,794,025
                                                                    ------------
TOTAL COMMON STOCKS
 (COST: $141,445,051)                                                148,706,535
                                                                    ------------


4 FINANCIAL SERVICES FUND                        SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      FACE
                                                      VALUE           VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 2.18%

CERTIFICATE OF DEPOSIT 0.01%
   Hudson City Savings Bank
   2.96%, 1/22/06                                  $   20,000     $      20,000
                                                                  -------------
TOTAL CERTIFICATE OF DEPOSIT
 (COST: $20,000)                                                         20,000
                                                                  -------------
DISCOUNTED COMMERCIAL PAPER 2.17%
   American Expess Credit Corp.
   3.70% 10/04/05                                   2,038,000         2,037,371
   Prudential Funding, LLC
   3.70%, 10/03/05                                  1,266,000         1,265,740
                                                                  -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $3,303,111)                                                   3,303,111
                                                                  -------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $3,323,111)                                                   3,323,111
                                                                  -------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 99.83%
 (COST $144,768,162)                                              $ 152,029,646

 CALL OPTIONS WRITTEN (0.53)%
 (PREMIUMS RECEIVED $916,352)                                          (811,790)

 CASH AND OTHER ASSETS, LESS LIABILITIES 0.70%                        1,069,928
                                                                  -------------

 NET ASSETS 100.00%                                               $ 152,287,784
                                                                  =============
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                     ---------

CALL OPTIONS WRITTEN (0.53)%

  Bank of America Corp. Calls
    @ 47.50 due Nov 05                                    500            (2,500)
    @ 50.00 due Jan 06                                    500           (97,500)
                                                                  -------------
                                                                       (100,000)
                                                                  -------------
  Citigroup Inc. Calls
    @ 47.50 due Jan 06                                    200           (12,000)
    @ 47.50 due Mar 06                                    502           (45,180)
    @ 55.00 due Jan 06                                    800          (132,000)
                                                                  -------------
                                                                       (189,180)
                                                                  -------------
  Comerica Inc. Calls
    @ 60.00 due Oct 05                                    100            (6,000)
    @ 65.00 due Jan 06                                    300           (18,000)
                                                                  -------------
                                                                        (24,000)
                                                                  -------------
  Hudson City Bancorp, Inc. Calls
    @ 35.00 due Oct 05                                    200           (40,000)
    @ 40.00 due Oct 05                                    155            (6,975)
                                                                  -------------
                                                                        (46,975)
                                                                  -------------

                                                     NUMBER OF
                                                     CONTRACTS         VALUE
--------------------------------------------------------------------------------

   JPMorgan Chase & Co. Calls
       @ 37.50 due Jan 06                                 750     $     (18,750)
       @ 37.50 due Mar 06                                 300           (15,000)
       @ 40.00 due Jan 06                                 750          (157,500)
                                                                  -------------
                                                                       (191,250)
                                                                  -------------
     Merrill Lynch & Co., Inc. Calls
       @ 60.00 due Jan 06                                 150           (52,500)
       @ 65.00 due Jan 06                                 150           (18,000)
                                                                  -------------
                                                                        (70,500)
                                                                  -------------
     Morgan Stanley Calls
       @ 55.00 due Oct 05                                  50            (2,250)
       @ 55.00 due Jan 06                                 300           (58,800)
       @ 60.00 due Jan 06                                 300           (15,000)
       @ 70.00 due Jan 06                                 100              (500)
                                                                  -------------
                                                                        (76,550)
                                                                  -------------
     North Fork Bancorp., Inc. Calls
       @ 27.50 due Nov 05                                 200            (7,000)
       @ 30.00 due Nov 05                                 600            (9,000)
       @ 30.00 due Jan 06                                 200           (44,000)
       @ 32.50 due Nov 05                                 167              (835)
                                                                  -------------
                                                                        (60,835)
                                                                  -------------
     Sovereign Bancorp, Inc. Call
       @ 25.00 due Jan 06                               1,400           (35,000)
                                                                  -------------
     Washington Mutual, Inc. Calls
       @ 42.50 due Jan 06                                 250           (12,500)
       @ 45.00 due Jan 06                                 250            (5,000)
                                                                  -------------
                                                                        (17,500)
                                                                  -------------
  TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $916,352)                                  $    (811,790)
                                                                  =============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2005, BASED ON SECURITIES OWNED WAS $144,768,162. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $12,663,932 AND $(5,402,448), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a) ALL OR A PORTION OF SECURITY DEEMED TO BE ILLIQUID UNDER PROCEDURES APPROVED BY THE FUND'S BOARD OF TRUSTEES.

(b) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $8,122,975, REPRESENTING 5.33% OF NET ASSETS.


SEE NOTES TO PORTFOLIO HOLDINGS                        FINANCIAL SERVICES FUND 5

Burnham  FINANCIAL INDUSTRIES FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 98.31%
(PERCENTAGE OF NET ASSETS)

BANKS 34.11%

BANKS - REGIONAL 20.56%
   BB&T Corp.(3)                                      40,000      $   1,562,000
   F.N.B. Corp.                                       41,000            708,480
   First Community Bancorp                            13,750            657,663
   Marshall & Ilsley Corp.(3)                         15,000            652,650
   North Fork Bancorp., Inc.(3)                       60,000          1,530,000
   Regions Financial Corp.                            25,000            778,000
   Zions Bancorp.(3)                                  10,000            712,100
                                                                  -------------
                                                                      6,600,893
                                                                  -------------
DIVERSIFIED BANKS 13.55%

   Bank of America Corp.(3)                           35,000          1,473,500
   Comerica Inc.(3)                                   25,000          1,472,500
   U.S. Bancorp(3)                                    50,000          1,404,000
                                                                  -------------
                                                                      4,350,000
                                                                  -------------
TOTAL BANKS (COST: $11,268,701)                                      10,950,893
                                                                  -------------

DIVERSIFIED FINANCIALS 21.06%

INVESTMENT BANKING & BROKERAGE 9.82%
   Merrill Lynch & Co., Inc.(3)                       25,000          1,533,750
   Morgan Stanley(3)                                  30,000          1,618,200
                                                                  -------------
                                                                      3,151,950
                                                                  -------------
OTHER DIVERSIFIED FINANCIAL SERVICES 11.24%
   Citigroup Inc.(3)                                  33,000          1,502,160
   JPMorgan Chase & Co.(3)                            45,000          1,526,850
   The PNC Financial Services
      Group, Inc.(3)                                  10,000            580,200
                                                                  -------------
                                                                      3,609,210
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS
 (COST: $6,702,977)                                                   6,977,760
                                                                  -------------
SAVINGS & LOAN COMPANIES 43.14%

SAVINGS & LOAN COMPANIES - REGIONAL 43.14%

   Astoria Financial Corp.                            25,500            673,710
   Bank of New York Co., Inc.                         50,000          1,470,500
   BankUnited Financial Corp. Class A                  5,000            114,350
   Commercial Capital Bancorp, Inc.(3)               100,000          1,700,000
   First Niagara Financial Group                      15,000            216,600
   Flagstar Bancorp, Inc.                             20,000            322,000
   Hudson City Bancorp, Inc.+                        350,002          4,165,024
   Northwest Bancorp, Inc.                            41,309            877,816
   People's Bank+                                     60,000          1,738,800
   Sovereign Bancorp, Inc.(3)                         72,000          1,586,880
   Washington Mutual, Inc.(3)                         25,000            980,500
                                                                  -------------
TOTAL SAVINGS & LOAN COMPANIES
 (COST: $13,313,759)                                                 13,846,180
                                                                  -------------
TOTAL COMMON STOCKS
(COST: $31,285,437)                                                  31,558,233
                                                                  -------------

                                                    FACE
                                                    VALUE            VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 1.12%

CERTIFICATE OF DEPOSIT 0.06%
 Hudson City Savings Bank
   2.96%, 1/22/06                                $    20,000      $      20,000
                                                                  -------------
TOTAL CERTIFICATE OF DEPOSIT
 (COST: $20,000)                                                         20,000
                                                                  -------------
TIME DEPOSIT 1.06%
   Brown Brothers Harriman & Co.
   3.31%, 10/03/05                                   340,081            340,081
                                                                  -------------
TOTAL TIME DEPOSIT
 (COST: $340,081)                                                       340,081
                                                                  -------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $360,081)                                                       360,081
                                                                  -------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 99.43%
 (COST $31,645,518)                                               $  31,918,314

 SHORT SALES (6.97)%
 (PROCEEDS $2,254,292)                                               (2,236,700)

 CALL OPTIONS WRITTEN (1.22)%
 (PREMIUMS RECEIVED $450,499)                                          (394,225)

 CASH AND OTHER ASSETS, LESS LIABILITIES 8.76%                        2,812,062
                                                                  -------------

 NET ASSETS 100.00%                                               $  32,099,451
                                                                  =============
--------------------------------------------------------------------------------


6 FINANCIAL INDUSTRIES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

Burnham Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES            VALUE
--------------------------------------------------------------------------------

SHORT SALES (6.97)%

 Golden West Financial Corp.                         (10,000)     $    (593,900)
 M & T Bank Corp.                                    (10,000)        (1,057,100)
 Wells Fargo & Co.                                   (10,000)          (585,700)
                                                                  -------------
TOTAL SHORT SALES (PROCEEDS: $2,254,292)                             (2,236,700)
                                                                  -------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                     ---------
CALL OPTIONS WRITTEN (1.22)%

 Bank of America Corp. Calls
   @ 45.00 due Feb 06                                     50             (3,250)
   @ 47.50 due Nov 05                                    100             (1,500)
   @ 47.50 due Jan 06                                    160               (800)
   @ 50.00 due Jan 06                                     40             (7,800)
                                                                  -------------
                                                                        (13,350)
                                                                  -------------
 BB&T Corp. Calls
   @ 42.50 due Dec 05                                    150             (4,500)
   @ 45.00 due Mar 06                                    100             (3,000)
                                                                  -------------
                                                                         (7,500)
                                                                  -------------
 Citigroup Inc. Calls
   @ 47.50 due Jan 06                                     30             (1,800)
   @ 47.50 due Mar 06                                     20             (1,800)
   @ 50.00 due Jan 06                                    100            (32,300)
   @ 55.00 due Jan 06                                    180            (29,700)
                                                                  -------------
                                                                        (65,600)
                                                                  -------------
 Comerica Inc. Calls
   @ 60.00 due Oct 05                                     50             (3,000)
   @ 65.00 due Jan 06                                    200            (12,000)
                                                                  -------------
                                                                        (15,000)
                                                                  -------------
 Commercial Capital Bancorp Call
   @ 20.00 due Mar 06                                    500            (22,500)
                                                                  -------------
 JPMorgan Chase & Co. Calls
   @ 35.00 due Dec 05                                    100             (7,000)
   @ 37.50 due Jan 06                                    100             (2,500)
   @ 37.50 due Mar 06                                    150             (7,500)
   @ 40.00 due Jan 06                                    100            (21,000)
                                                                  -------------
                                                                        (38,000)
                                                                  -------------
 Marshall & Illsley Corp. Call
   @ 45.00 due Mar 06                                    150            (16,500)
                                                                  -------------
 Merrill Lynch & Co., Inc. Calls
   @ 60.00 due Jan 06                                    180            (63,000)
   @ 65.00 due Jan 06                                     70             (8,400)
                                                                  -------------
                                                                        (71,400)
                                                                  -------------
 Morgan Stanley Calls
   @ 55.00 due Oct 05                                     25             (1,125)
   @ 55.00 due Jan 06                                     75            (14,700)
   @ 60.00 due Jan 06                                     75             (3,750)
   @ 65.00 due Jan 06                                     50               (500)
   @ 70.00 due Jan 06                                     50               (250)
                                                                  -------------
                                                                        (20,325)
                                                                  -------------

                                                    NUMBER OF
                                                    CONTRACTS          VALUE
--------------------------------------------------------------------------------

 North Fork Bancorp, Inc. Calls
   @ 25.00 due May 06                                     50      $     (10,750)
   @ 27.50 due May 06                                     50            (11,000)
   @ 30.00 due Nov 05                                    150             (2,250)
   @ 30.00 due Jan 06                                    100            (22,000)
                                                                  -------------
                                                                        (46,000)
                                                                  -------------
 The PNC Financial Services Group, Inc. Call
   @ 60.00 due Feb 06                                    100            (15,000)
                                                                  -------------
 Sovereign Bancorp, Inc. Call
   @ 25.00 due Jan 06                                    350             (8,750)
                                                                  -------------
 U.S. Bancorp Call
   @ 30.00 due Jan 06                                    150            (32,550)
                                                                  -------------
 Washington Mutual, Inc. Calls
   @ 42.50 due Jan 06                                    125             (6,250)
   @ 45.00 due Jan 06                                    125             (2,500)
                                                                  -------------
                                                                         (8,750)
                                                                  -------------
 Zions Bancorp Call
   @ 75.00 due Jan 06                                    100            (13,000)
                                                                  -------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $450,499)                                      $  (394,225)
                                                                  =============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2005, BASED ON SECURITIES OWNED WAS $31,645,518. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $1,207,055 AND $(934,259), RESPECTIVELY.

+     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.


SEE NOTES TO PORTFOLIO HOLDINGS                      FINANCIAL INDUSTRIES FUND 7

Burnham   MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                       FACE
                                                       VALUE           VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 99.63%
(PERCENTAGE OF NET ASSETS)

DISCOUNTED COMMERCIAL PAPER 39.68%
   Clipper Receivables, L.L.C
   3.85%, 10/03/05                                  $1,200,000     $   1,200,000
   FCAR Owner Trust 1
   3.77%, 11/10/05                                   1,100,000         1,095,392
   G.E. Capital Corp.
   3.73%, 11/10/05                                   1,200,000         1,195,027
   Koch Industries L.L.C
   (LOC: CS First Boston)
   3.86%, 10/03/05                                   1,200,000         1,199,743
   Lexington Parker Capital
   3.71%, 10/20/05                                   1,000,000           998,042
   Lockhart Funding L.L.C
   3.85%, 11/10/05                                   1,200,000         1,194,867
   Market Street Funding
   3.65%, 10/13/05                                   1,000,000           998,783
   Rabobank USA Financial Corp.
   3.87%, 10/03/05                                   1,200,000         1,199,742
   UBS Finance Delaware L.L.C
   3.61%, 10/03/05                                   1,000,000         1,000,000
                                                                   -------------
 TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $10,081,596)                                                10,081,596
                                                                   -------------

TAXABLE MUNICIPAL COMMERCIAL PAPER 9.84%
   Michigan State,
   General Obligation Bonds,
   Environmental Program, Series 20
   2.59%, 10/19/05                                   1,500,000         1,500,000
   Tennessee School Board Authority
   3.63%, 10/12/05                                   1,000,000         1,000,000
                                                                   -------------
 TOTAL TAXABLE MUNICIPAL
   COMMERCIAL PAPER (COST: $2,500,000)                                 2,500,000
                                                                   -------------

VARIABLE RATE DEMAND NOTES** 28.00%
   Camcairn I, L.L.C
   (LOC: Firstar Bank)
   3.90%, 10/01/21                                   1,900,000         1,900,000
   Illinois Development Finance
   Authority (Harbortown)
   (LOC: Lasalle Bank, N.A.)
   3.93%, 12/01/20                                   1,200,000         1,200,000
   Lee County, Florida Housing
   Finance Authority
   (LOC: SunTrust)
   3.94%, 6/01/14                                      700,000           700,000
   Manatee County,
   Florida Housing Finance Authority
   (LOC: SunTrust)
   3.94%, 11/01/33                                   1,025,000         1,025,000
   Montgomery County Kentucky
   (LOC: Bank of America)
   3.80%, 8/01/06                                      275,000           275,000

                                                       FACE
                                                       VALUE           VALUE
--------------------------------------------------------------------------------

   Ordeal Properties, L.L.C., Note,
   (LOC: Key Bank, N.A.)
   3.88%, 10/01/12                                  $1,315,000     $   1,315,000
   The Wilmington Iron & Metal Co.,
   Notes, (LOC: JPMorgan
   Chase & Co.)
   3.86%, 8/01/14                                      700,000           700,000
                                                                   -------------
 TOTAL VARIABLE RATE DEMAND NOTES
   (COST: $7,115,000)                                                  7,115,000
                                                                   -------------
REPURCHASE AGREEMENT 22.04%
   Citigroup Global Markets
   (collateralized by $5,688,602
   GNMA 4.50% and 5.50%
   due 7/20/34 and 9/15/35
   respectively, delivery value
   $5,712,000) 3.80%, 10/03/05                       5,600,000         5,600,000
                                                                   -------------
 TOTAL REPURCHASE AGREEMENT
   (COST: $5,600,000)                                                  5,600,000
                                                                   -------------
TIME DEPOSIT 0.07%
   Brown Brothers Harriman & Co.
   3.31%, 10/03/05                                      18,427            18,427
                                                                   -------------
 TOTAL TIME DEPOSIT (COST: $18,427)                                       18,427
                                                                   -------------
 Total Short-Term Instruments
   (cost: $25,315,023)                                                25,315,023
                                                                   -------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 99.63%
 (COST $25,315,023)*                                               $  25,315,023

 CASH AND OTHER ASSETS, LESS LIABILITIES 0.37%                            93,623
                                                                   -------------

 NET ASSETS  100.00%                                               $  25,408,646
                                                                   =============
--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.

** THE INTEREST RATES DISCLOSED FOR VARIABLE DEMAND NOTES ARE THE CURRENT RATES IN EFFECT AT SEPTEMBER 30, 2005.


8 MONEY MARKET FUND                              SEE NOTES TO PORTFOLIO HOLDINGS

Burnham  U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      FACE
                                                      VALUE            VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 100.67%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 54.42%

   U.S. Treasury Bills
   2.90%, 10/06/05                                 $80,000,000    $  79,972,222
   2.89%, 10/13/05                                  10,000,000        9,989,800
   3.20%, 11/03/05                                  10,000,000        9,971,675
   U.S. Treasury Note
   1.63%, 2/28/06                                   19,000,000       18,852,614
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST: $118,786,311)                                               118,786,311
                                                                  -------------
REPURCHASE AGREEMENTS 46.22%
   Citigroup Global Markets
   (collateralized by $50,784,817
   GNMA 5.00% and 5.50%
   due 9/20/31 and 9/15/35
   respectively, delivery value
   $51,000,001) 3.80%, 10/03/05                     50,000,000       50,000,000
   Goldman Sachs
   (collateralized by $51,834,055
   U.S. Treasury Note, 3.875% due
   9/15/10, delivery value
   $51,918,276) 3.20%, 10/03/05                     50,900,000       50,900,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(COST: $100,900,000)                                                100,900,000
                                                                  -------------
TIME DEPOSIT 0.03%
   Brown Brothers Harriman & Co.
   3.31%, 10/03/05                                      69,928           69,928
                                                                  -------------
TOTAL TIME DEPOSIT (COST: $69,928)                                       69,928
                                                                  -------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $219,756,239)                                               219,756,239
                                                                  -------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 100.67%
 (COST $219,756,239)*                                             $ 219,756,239

 LIABILITIES, LESS CASH AND OTHER ASSETS (0.67)%                     (1,469,910)
                                                                  -------------

 NET ASSETS 100.00%                                               $ 218,286,329
                                                                  =============
--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.


SEE NOTES TO PORTFOLIO HOLDINGS              U.S. GOVERNMENT MONEY MARKET FUND 9

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2005 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1.    VALUING SECURITIES

      THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

      STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. ANY EQUITIES THAT DIDN'T TRADE THAT DAY ARE VALUED AT THE LAST AVAILABLE BID PRICE.

      BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

      MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM MONEY MARKET FUND AND THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUE THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

      REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

      OPTIONS MAY BE WRITTEN BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKETS. WHEN A FUND ENTERS INTO A WRITTEN CALL OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND ALSO RECORDS AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY, TO REFLECT THE OPTION'S CURRENT VALUE. THE POTENTIAL RISK TO THE FUNDS IS THAT THE CHANGE IN VALUE OF OPTIONS CONTRACTS MAY NOT CORRESPOND TO THE CHANGE IN VALUE OF THE HEDGED INSTRUMENTS. IN ADDITION, LOSSES MAY ARISE FROM CHANGES IN THE VALUE OF THE UNDERLYING INSTRUMENTS, IF THERE IS AN ILLIQUID SECONDARY MARKET FOR THE CONTRACTS, OR IF THE COUNTERPARTY TO THE CONTRACT IS UNABLE TO PERFORM. WHEN A CALL OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS. EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

      SHORT SALES

      SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

      SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

      FAIR VALUE PRICING

      EACH FUND (OTHER THAN THE MONEY MARKET FUNDS) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS.

      ACCOUNTING FOR PORTFOLIO TRANSACTIONS

      THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2.    SECURITIES LENDING

      THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES. WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE


10 NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2005 (CONTINUED) (UNAUDITED)

      FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.

      AT SEPTEMBER 30, 2005, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                         LOANED SECURITIES      % OF           VALUE OF
                           MARKET VALUE      NET ASSETS    CASH COLLATERAL
                           ------------      ----------    ---------------

      BURNHAM FUND           $5,946,848         5.13%        $6,081,900

3.    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

4.    RESTRICTED SECURITIES

      ALL FUNDS EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT SEPTEMBER 30, 2005, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH BY OR AT THE DIRECTION OF THE TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,
      % OF NET ASSETS        FUND      SHARES/PAR      COST        VALUE
      ---------------        ----      ----------      ----        -----
      CENTENNIAL BANK       BURNHAM      750,000    $7,500,000   $7,875,000
      HOLDINGS, INC.       FINANCIAL
      7/15/04              SERVICES
      5.17%                  FUND
      PEREGRINE            BURNHAM       250,000     $247,980     $247,975
      HOLDINGS LTD.        FINANCIAL
      05/31/02             SERVICES
      0.16%                  FUND

5.    TRANSACTIONS WITH AFFILIATED SECURITIES

      DURING THE PERIOD ENDED SEPTEMBER 30, 2005, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                       VALUE AT         DIVIDEND       VALUE AT
      AFFILIATE         6/30/05          INCOME        9/30/05
      ---------         -------          ------        -------
      CENTRAL
      BANCORP,
      INC.            $2,297,028        $20,358       $3,115,905
      PEREGRINE
      HOLDINGS
      LTD.               247,975             --          247,975


                                                  NOTES TO PORTFOLIO HOLDINGS 11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      BURNHAM INVESTORS TRUST


By: (Signature and Title)         /s/ Jon M. Burnham
                                  Jon M. Burnham, Chief Executive Officer

Date:                             November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)         /s/ Jon M. Burnham
                                  Jon M. Burnham, Chief Executive Officer

Date:                             November 22, 2005

By: (Signature and Title)         /s/ Michael E. Barna
                                  Michael E. Barna, Chief Financial Officer

Date:                             November 21, 2005